Related-party Transactions - Summary of Compensation and Other Transactions with Key Management Personnel (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2017 INR (₨)
Disclosure of transactions between related parties [abstract]
Dividend paid	₨ 50,000